COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details)	1 Months Ended	12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($) MMcf
Sempra LNG & Midstream [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Equity Method Investment, Realized Gain (Loss) on Released Pipeline Capacity	$ 206,000,000
Equity Method Investment, Realized Gain (Loss) on Released Pipeline Capacity, Net of Tax	$ 123,000,000
Natural Gas Contracts [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		$ 388,000,000
2018		297,000,000
2019		139,000,000
2020		42,000,000
2021		42,000,000
Thereafter		144,000,000
Total Contractual Commitments		1,052,000,000
Unrecorded Unconditional Purchase Obligation, Purchases		1,169,000,000	$ 1,200,000,000	$ 1,984,000,000
Natural Gas Contracts [Member] | SoCalGas [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		139,000,000
2018		105,000,000
2019		53,000,000
2020		23,000,000
2021		23,000,000
Thereafter		82,000,000
Total Contractual Commitments		425,000,000
Unrecorded Unconditional Purchase Obligation, Purchases		966,000,000	975,000,000	1,735,000,000
Natural Gas Transportation Contracts [Member] | SoCalGas [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		123,000,000
2018		104,000,000
2019		52,000,000
2020		23,000,000
2021		23,000,000
Thereafter		82,000,000
Total Contractual Commitments		407,000,000
Natural Gas Supply Contracts [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		148,000,000
2018		84,000,000
2019		1,000,000
2020		0
2021		0
Thereafter		0
Total Contractual Commitments		233,000,000
Natural Gas Supply Contracts [Member] | SoCalGas [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		16,000,000
2018		1,000,000
2019		1,000,000
2020		0
2021		0
Thereafter		0
Total Contractual Commitments		18,000,000
Natural Gas Storage and Transportation Contracts [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		240,000,000
2018		213,000,000
2019		138,000,000
2020		42,000,000
2021		42,000,000
Thereafter		144,000,000
Total Contractual Commitments		819,000,000
Purchased Power Contracts [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		666,000,000
2018		672,000,000
2019		664,000,000
2020		606,000,000
2021		608,000,000
Thereafter		6,205,000,000
Total Contractual Commitments		9,421,000,000
Unrecorded Unconditional Purchase Obligation, Purchases		1,667,000,000	1,573,000,000	1,574,000,000
Purchased Power Contracts [Member] | SDG&E [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		563,000,000
2018		556,000,000
2019		546,000,000
2020		487,000,000
2021		487,000,000
Thereafter		5,865,000,000
Total Contractual Commitments		8,504,000,000
Unrecorded Unconditional Purchase Obligation, Purchases		$ 752,000,000	$ 715,000,000	$ 710,000,000
Sunrise Powerlink Construction [Member] | SDG&E [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Contractual Commitment Annual Escalation Percentage		2.00%
Contractual Commitment Future Annual Payment Amount		$ 3,000,000
Contractual commitment period		53 years
Contractual Commitment Present Value Future Payments, Regulatory Asset		$ 118,000,000
Contractual Commitment Future Payments, Liability		118,000,000
Continental Forge [Member] | Sempra LNG and Midstream [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Contractual commitment period					18 years
Amount of Natural Gas to be Sold | MMcf					500
Reduction in price index					$ 0.02
Liquefied Natural Gas Contracts [Member] | Sempra LNG and Midstream [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		446,000,000
2018		459,000,000
2019		416,000,000
2020		423,000,000
2021		434,000,000
Thereafter		4,004,000,000
Total Contractual Commitments		6,182,000,000
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Long-term Purchase Commitment, Amount		14,000,000
Infrastructure Construction And Improvements [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		398,000,000
2018		73,000,000
2019		44,000,000
2020		39,000,000
2021		28,000,000
Thereafter		245,000,000
Long-term Purchase Commitment, Amount		827,000,000
Infrastructure Construction And Improvements [Member] | SDG&E [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		59,000,000
2018		44,000,000
2019		17,000,000
2020		12,000,000
2021		3,000,000
Thereafter		8,000,000
Long-term Purchase Commitment, Amount		143,000,000
Infrastructure Construction And Improvements [Member] | Sempra South American Utilities [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		21,000,000
Infrastructure Construction And Improvements [Member] | Southern California Gas Company [Member] | SoCalGas [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		3,000,000
2018		3,000,000
2019		3,000,000
2020		4,000,000
Total Contractual Commitments		13,000,000
Infrastructure Improvements For Natural Gas And Electric Transmission And Distribution [Member] | SDG&E [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Long-term Purchase Commitment, Amount		$ 80,000,000
Long-term Contracts [Member] | San Diego Gas and Electric Company [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Purchase Commitment Component Percentage		40.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Purchase Commitment Component Percentage		45.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Purchase Commitment Component Percentage		15.00%
Renewable Energy Contracts Expiring Through 2041 [Member] | San Diego Gas and Electric Company [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Purchase Commitment Component Percentage		35.00%
Sempra Renewables Construction [Member] | Sempra Renewables [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		$ 166,000,000
Sempra Natural Gas Construction [Member] | Sempra LNG and Midstream [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		14,000,000
San Luis Rey Synchronous Condensor And Bay Boulevard Substation [Member] | SDG&E [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Unrecorded Unconditional Purchase Obligation, Purchases		49,000,000
Pipelines [Member] | Sempra Mexico [Member]
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
2017		135,000,000
2018		26,000,000
2019		24,000,000
2020		23,000,000
2021		25,000,000
Thereafter		237,000,000
Total Contractual Commitments		$ 470,000,000